Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 3,323,509	$ 2,644,556
Business to consumer (B2C) [Member]
Revenue	1,425,229	1,469,161
Business to Business (B2B) [Member]
Revenue	1,861,795	1,174,321
Other [Member]
Revenue	36,485	1,074
Restaurant Coupons [Member]
Revenue	2,765,745	2,138,566
Restaurant Coupons [Member] | Business to consumer (B2C) [Member]
Revenue	867,465	963,171
Restaurant Coupons [Member] | Business to Business (B2B) [Member]
Revenue	1,861,795	1,174,321
Restaurant Coupons [Member] | Other [Member]
Revenue	36,485	1,074
Sale of Travel, Vacation and Merchandise [Member]
Revenue	375,261	364,549
Sale of Travel, Vacation and Merchandise [Member] | Business to consumer (B2C) [Member]
Revenue	375,261	364,549
Sale of Travel, Vacation and Merchandise [Member] | Business to Business (B2B) [Member]
Revenue
Sale of Travel, Vacation and Merchandise [Member] | Other [Member]
Revenue
Advertising [Member]
Revenue	182,503	141,441
Advertising [Member] | Business to consumer (B2C) [Member]
Revenue	182,503	141,441
Advertising [Member] | Business to Business (B2B) [Member]
Revenue
Advertising [Member] | Other [Member]
Revenue